BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF PURCHASE CONSIDERATION AND ESTIMATED FAIR VALUE ASSESSMENT OF THE ASSETS ACQUIRED AND LIABILITIES

The purchase consideration and estimated fair value assessment of the assets acquired and liabilities assumed is as follows:

Amount

Fair value of assets acquired:
Cash	$33,461
Accounts receivable, net	360,568
Goodwill	1,118,038
Amounts attributable to assets acquired	1,512,067

Fair value of liabilities assumed:
Accounts payable	(256,518)
Foreign currency translation	(5,549)
Amounts attributable to liabilities assumed	(262,067)

Net assets acquired and liabilities assumed	$1,250,000

Share-based consideration:
VSME Class A Ordinary Share issued, at a fair value of $1 per share	$1,250,000